Intangible Assets	12 Months Ended
Dec. 31, 2019
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets
Note 9 - Intangible Assets

		December 31
		2018	2019
	Useful life	US$ thousands
Original cost:
Capitalization of software development costs	3	928	1,946
Licenses	3	106	106
		1,034	2,052
Accumulated amortization:
Capitalization of software development costs		37	274
Licenses		31	60
		68	334

Intangible assets, Net:
Capitalization of software development costs		891	1,672
Licenses		75	46
		966	1,718

Amortization expense for the years ended December 31, 2017, 2018 and 2019 were US$ 1,888 thousand, US$ 1,103 thousand and US$ 266 thousand, respectively.